Employee Benefits - Summary of Employee Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [abstract]
Salaries and bonus	₨ 261,981	₨ 258,207	₨ 237,130
Employee benefits plans
Gratuity and other defined benefit plans	1,532	1,095	885
Defined contribution plans	7,363	7,037	5,985
Share based compensation	1,347	1,742	1,534
Total employee cost	₨ 272,223	₨ 268,081	₨ 245,534